UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5615

John Hancock Patriot Premium Dividend Fund I
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel & Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

# John Hancock Patriot Premium Dividend Fund I

QUARTERLY PORTFOLIO HOLDINGS

12.31.2006

John Hancock
Patriot Premium Dividend Fund I
Securities owned by the Fund on
December 31, 2006 (unaudited)

Issuer	Shares	Value
Common stocks 37.73%		$85,303,318

(Cost $67,645,755)

Electric Utilities 2.41%		5,455,220

Pinnacle West Capital Corp.	37,000	1,875,530
Progress Energy, Inc.	72,500	3,558,300
Progress Energy, Inc. (Contingent Value
Obligation) (B)(I)	69,000	21,390

Gas Utilities 2.17%		4,909,507

National Fuel Gas Co.	59,850	2,306,619
Peoples Energy Corp.	58,400	2,602,888

Integrated Telecommunication Services 2.09%		4,730,781

AT&T, Inc.	97,850	3,498,137
Verizon Communications, Inc.	33,100	1,232,644

Multi-Utilities 30.10%		68,045,394

Alliant Energy Corp.	144,380	5,453,233
Ameren Corp.	45,900	2,466,207
CH Energy Group, Inc.	151,050	7,975,440
Consolidated Edison, Inc.	32,000	1,538,240
Dominion Resources, Inc.	64,300	5,390,912
DTE Energy Co.	126,000	6,099,660
Duke Energy Corp.	84,650	2,811,226
Energy East Corp.	257,000	6,373,600
KeySpan Corp.	158,250	6,516,735
NiSource, Inc.	87,450	2,107,545
NSTAR	350,000	12,026,000
SCANA Corp.	21,700	881,454
TECO Energy, Inc.	173,000	2,980,790
WPS Resources Corp.	30,400	1,642,512
Xcel Energy, Inc.	164,000	3,781,840

Oil & Gas Storage & Transportation 0.94%		2,115,000

Kinder Morgan, Inc.	20,000	2,115,000

Publishing 0.02%		47,416

Idearc, Inc. (I)	1,655	47,416

John Hancock
Patriot Premium Dividend Fund I
Securities owned by the Fund on
December 31, 2006 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 60.99%			$137,883,467

(Cost $133,700,015)

Agricultural Products 1.25%			2,826,250

Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)	BB+	35,000	2,826,250

Consumer Finance 0.54%			1,227,300

CIT Group, Inc., 6.35%, Ser A	BBB+	20,000	521,400
SLM Corp., 6.97%, Ser A	BBB+	13,000	705,900

Diversified Banks 0.69%			1,557,530

HSBC Holdings Plc, 6.20%, Ser A (United Kingdom)	A	25,000	635,000
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United
Kingdom)	A	38,200	922,530

Electric Utilities 25.38%			57,378,414

Alabama Power Co., 5.20%	BBB+	240,000	5,760,000
Boston Edison Co., 4.25%	A-	58,152	4,608,546
Boston Edison Co., 4.78%	A-	25,558	2,281,052
Duquesne Light Co., 6.50%	BB+	105,900	5,242,050
Entergy Arkansas, Inc., 6.45%	BB+	50,000	1,259,375
Entergy Mississippi, Inc., 6.25%	BB+	150,000	3,806,250
FPC Capital I, 7.10%, Ser A	BB+	162,300	4,093,206
Georgia Power Co., 6.00%, Ser R	A	213,800	5,291,550
Great Plains Energy, Inc., 4.50%	BB+	12,510	1,041,458
Great Plains Energy, Inc., 8.00%, Conv	BBB-	99,900	2,497,500
HECO Capital Trust III, 6.50%	BBB-	107,900	2,726,633
Interstate Power & Light Co., 7.10%, Ser C	BBB-	25,000	641,500
Interstate Power & Light Co., 8.375%, Ser B	Baa3	25,000	805,470
PPL Electric Utilities Corp., 4.60%	BBB	3,917	333,679
PPL Electric Utilities Corp., 6.25%, Depositary Shares	BBB	200,000	5,218,760
PPL Energy Supply, LLC, 7.00%	BBB	70,000	1,822,100
Public Service Electric & Gas Co., 4.30%, Ser C	BB+	8,280	695,520
Public Service Electric & Gas Co., 6.92%	BB+	26,800	2,784,689
Southern California Edison Co., 6.00%, Ser C	BBB-	18,000	1,848,938
Southern California Edison Co., 6.125%	BBB-	35,000	3,561,250
Virginia Electric & Power Co., $7.05	BB+	10,200	1,058,888

Gas Utilities 2.27%			5,128,050

Southern Union Co., 7.55%, Ser A	BB	201,100	5,128,050

Integrated Telecommunication Services 1.17%			2,645,775

Telephone & Data Systems, Inc., 6.625%	BBB	106,900	2,645,775

John Hancock
Patriot Premium Dividend Fund I
Securities owned by the Fund on
December 31, 2006 (unaudited)

Investment Banking & Brokerage 7.71%				17,422,787

Bear Stearns Cos., Inc. (The), 5.49%, Depositary
Shares, Ser G		BBB+	25,200	1,209,600
Bear Stearns Cos., Inc. (The), 5.72%, Depositary
Shares, Ser F		BBB+	102,460	5,143,492
Goldman Sachs Group, Inc., 6.20%, Ser B		A	20,000	522,400
Lehman Brothers Holdings, Inc., 5.67%, Depositary
Shares, Ser D		A-	102,700	5,222,295
Lehman Brothers Holdings, Inc., 5.94%, Depositary
Shares, Ser C		A-	90,400	4,542,600
Merrill Lynch & Co., Inc., 6.375%, Depositary Shares,
Ser 3		A	30,000	782,400

Life & Health Insurance 1.34%				3,025,650

MetLife, Inc., 6.50%, Ser B		BBB	115,000	3,025,650

Multi-Utilities 10.23%				23,127,919

Baltimore Gas & Electric Co., 6.99%, Ser 1995		Ba1	34,000	3,530,689
BGE Capital Trust II, 6.20%		BBB-	205,000	5,073,750
PNM Resources, Inc., 6.75%, Conv		BBB-	98,049	5,180,909
PSEG Funding Trust II, 8.75%		BB+	71,400	1,829,982
South Carolina Electric & Gas Co., 6.52%		Baa1	55,000	5,518,909
Xcel Energy, Inc., $4.11, Ser D		BB+	24,921	1,993,680

Oil & Gas Exploration & Production 5.75%				13,005,017

Apache Corp., 5.68%, Depositary Shares, Ser B		BBB	26,700	2,662,492
Devon Energy Corp., 6.49%, Ser A		BB+	50,000	5,040,625
Nexen, Inc., 7.35% (Canada)		BB+	205,500	5,301,900

Regional Banks 3.10%				7,001,375

Bank of America Corp., 6.204%, Despositary Shares, Ser D		A	170,000	4,403,000
HSBC USA, Inc., $2.8575 (G)		AA-	50,700	2,598,375

Thrifts & Mortgage Finance 1.11%				2,507,400

Sovereign Bancorp, Inc., 7.30%, Depositary Shares, Ser C		BB+	90,000	2,507,400

Wireless Telecommunication Services 0.45%				1,030,000

United States Cellular Corp., 7.50%		BBB	40,000	1,030,000

	Interest		Par value
Issuer, description, maturity date	rate		(000)	Value
Short-term investments 1.28%				$2,889,585

(Cost $2,889,585)

Consumer Finance 1.28%				2,889,585

Chevron Texaco Corp., Due 1/02/2007	5.170%		$2,890	2,889,585

Total investments (Cost $204,235,355) 100.00%				$226,076,370

John Hancock
Patriot Premium Dividend Fund I
Footnotes to Schedule of Investments
December 31, 2006 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $21,390 or 0.01% of the Fund's total investments as of December 31, 2006.

(G) Security rated internally by John Hancock Advisers, LLC.

(I) Non-income-producing security.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $2,826,250 or 1.25% of the Fund's net assets as of December 31, 2006.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

The cost of investments owned on December 31, 2006, including short-term investments, was $204,235,355. Gross unrealized appreciation and depreciation of investments aggregated $24,666,067 and $2,825,052, respectively, resulting in net unrealized appreciation of $21,841,015.

Footnotes to Schedule of Investments - Page 1

# For more information

**Trustees**
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Financial Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

**Custodian**
The Bank of New York
One Wall Street
New York, NY 10286

**Transfer agent for common shareholders**
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

**Transfer agent for preferred shareholders**
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

**Legal counsel**
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1 Lincoln Street
Boston, MA 02111-2950

**Stock symbol**
Listed New York Stock Exchange: PDF

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>Mellon Investor Services<br>Newport Office Center VII<br>480 Washington Boulevard<br>Jersey City, NJ 07310 | |
| **Phone** | Customer service representatives | **1-800-852-0218** |
| | Portfolio commentary | **1-800-344-7054** |
| | 24-hour automated information | **1-800-843-0090** |
| | TDD line | **1-800-231-5469** |

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund I.

P10Q1 12/06
2/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund I

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: February 27, 2007

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Chief Financial Officer

Date: February 27, 2007